Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Subsidiaries

As of December 31, 2022, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2020, 2021 and 2022		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016 (sold in 2021)
2	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
3	Santa Catalina Inc.	December 2018	Marshall Islands	M/T Eco Los Angeles	February 2020 (sold in 2022)
4	Santa Monica Marine Inc.	December 2018	Marshall Islands	M/T Eco City of Angels	February 2020 (sold in 2022)
5	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
6	Athenean Empire Inc.	February, 2020	Marshall Islands	Eco Malibu	May 2021
7	Julius Caesar Inc.	May, 2020	Marshall Islands	Julius Caesar (Hull No. 3213)	January 2022
8	Legio X Inc.	December, 2020	Marshall Islands	Legio X Equestris (Hull No. 3214)	March 2022
9	Eco Oceano Ca Inc.	December, 2020	Marshall Islands	Eco Oceano Ca (Hull No. 871)	March 2022

50% Owned Companies

As of December 31, 2020, 2021 and 2022, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

Excess of Consideration over Acquired Assets

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders’ equity for the twelve months ended December 31, 2020, 2021 and 2022 respectively. An analysis of the consideration paid is presented in the table below:

As of December 31,	2020	2021	2022
Consideration	62,000	29,750	-
Carrying value of net assets of companies sold	-	24,074	-
Less: Carrying value of net assets of companies acquired	-	(8,933)	-
Less: Consideration received in cash	-	(10,000)	-
Less: Settlement of related party payables	-	(1,150)	-
Excess of consideration over acquired assets	62,000	33,741	-